Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 23, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2013
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX

Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
Touchstone Value Fund

August 23, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated October 30, 2012

Notice of Changes to the Touchstone Value Fund

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Value Fund (the “Fund”).  Effective August 23, 2013 the Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee of 0.65% of the Fund's average daily net assets.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Value Fund
Supplement Text	ck0000711080_SupplementTextBlock

August 23, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated October 30, 2012

Notice of Changes to the Touchstone Value Fund

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Value Fund (the “Fund”).  Effective August 23, 2013 the Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee of 0.65% of the Fund's average daily net assets.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2013
Prospectus Date	rr_ProspectusDate	Oct 30, 2012